Note 4 - Inventories (Tables)	9 Months Ended
Sep. 30, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31, 2012	September 30, 2013
Bunkers	1,854,589	1,862,235
Lubricants	1,297,818	1,479,596
Total	3,152,407	3,341,831